LOANS	12 Months Ended
Dec. 31, 2022
LOANS [Abstract]
LOANS
13.	LOANS

Short-term and long-term loans as of December 31, 2022 and 2021 comprise the following:

	2022	2021
Current Loans
2018 Notes Interest	937,379	1,075,060
Bank loans	1,440,989	-
Other financial liabilities	377,415	-
Leasing (Note 21)	1,164,146	1,224,678
Total Current loans	3,919,929	2,299,738
Non Current Loans
2018 Notes	83,292,496	95,458,303
Leasing (Note 21)	3,098,069	4,662,971
Bank loans	4,303,571	-
Total non current loans	90,694,136	100,121,274
Total (1)	94,614,065	102,421,012

(1)	As of December 31, 2022 and 2021, it is net of Notes repurchase of Ps 5,257,400 and Ps. 4,484,852, respectively.
(2)	Net of issuance expenses of Ps. 30,105 and Ps. 102,623 as of December 31, 2022 and 2021, respectively.

Loans are totally denominated in US dollars.

The activity of the loans as of December 31, 2022 and 2021 is the following:

	2022		2021
	Leases liabilities	Other payables	Leases liabilities	Other payables
Beginning balance	5,887,649	96,533,363	8,505,178	120,481,460
Inflation adjustment restatement	(4,769,942)	(58,645,278)	(3,164,211)	(44,998,198)
Accrued interest	382,649	5,875,804	568,315	7,321,812
Effect of foreign exchange effect	4,005,769	47,656,779	1,730,223	22,095,210
VAT unpaid installments	23,182	-	26,212	-
Proceeds from loans	-	6,164,853	-	-
Acquisition of notes result	-	1,030,169	-	806,841
Payment of loans(1)	(901,526)	(86,187)	(1,163,922)	-
Acquisition of notes	-	(2,452,516)	-	(1,869,224)
Interest paid(2)	(365,566)	(5,725,137)	(614,146)	(7,304,538)
Ending balance	4,262,215	90,351,850	5,887,649	96,533,363

(1)	For the years ended on December 31, 2022 and 2021, Ps. 901,526 and Ps. 1,163,922 respectively were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).
(2)	For the years ended on December 31, 2022 and 2021, Ps. 365,566 and Ps. 614,146, respectively, were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).

The maturities of the current and non-current loans as of December 31, 2022 are as follows, not including issuance expenses:

		To due
	Due at 12/31/2022	From 1/01/2023 to 12/31/2023	From 1/01/2024 to 12/31/2024	From 1/01/2025 to 12/31/2025	From 1/01/2026 to 12/31/2026	From 1/01/2027 onwards	Total
2018 Notes	-	937,379	-	83,292,496	-	-	84,229,875
Financial Leasing	133,549	1,030,597	1,117,025	1,210,816	770,228	-	4,262,215
Other financial liabilities	-	377,415	-	-	-	-	377,415
Bank loans	-	1,440,989	4,303,571	-	-	-	5,744,560
Total	133,549	3,786,380	5,420,596	84,503,312	770,228	-	94,614,065

The following table sets reconciliation between the total of future minimum lease payments as of December 31, 2022, and their present book value:

12/31/2022
As of 12/31/2023	1,458,705
From 1/01/2024 to 12/31/2024	1,325,334
From 1/01/2025 to 12/31/2025	1,325,334
From 1/01/2026 to 12/31/2026	791,728
From 1/01/2027 onwards	-
Total minimum future payments	4,901,101
Future financial charges on financial leases	(638,886)
Book Value financial leases	4,262,215

As of December 31, 2022 and 2021, the Company and its controlled companies are in compliance with the covenants established in all of their financial debt.

Description of the indebtedness of the Company

Class 2 Notes (“2018 Notes”)

The Ordinary General Shareholders’ Meeting held on April 26, 2017, ordered the increase of up to US$ 700,000,000 (or its equivalent in other currencies) of the 2017 Program authorized by the CNV by Resolution No. 17,262 dated January 3, 2014, whose amount until the Shareholders´ Meeting was held was US$ 400,000,000 (the “2017 Program”).

On May 2, 2018, within the framework of the 2017 Program, the Company issued the 2018 Notes according to the following characteristics:

2018 Notes
Amount in U.S.$	500,000,000
Interest Rate	6.75% annual
Issuance price	99.725%

	Scheduled payment date	Percentage of the principal to be paid
Amortization	May 2, 2025	100%
Frequency of interest payment	Semiannual, payable on May 2 and November 2 of each year.
Guarantor	None

The authorization for the public offering of the 2017 Program was granted by the CNV through Resolutions No. 17,262 and 18,938 dated January 3, 2014 and September 15, 2017, respectively. On October 31, 2018, through Disposition No. DI-2018-55-APN-GE#CNV, the CNV granted the extension of the 2017 Program until January 3, 2024.

The Ordinary General Shareholders´ Meeting held on August 15, 2019 decided to increase the 2017 Program from US$ 700 million to US$ 1,200 million. This increase was authorized by the CNV on October 9, 2019 through Resolution RESFC-2019-20486-APN-DIR # CNV.

Funds obtained by the Company are applied to:

i. The repurchase of the Class 1 Notes (the “2014 Notes”) for U.S.$ 86,511,165;

ii. the cancellation and total redemption of the 2014 Notes for U.S.$ 120,786,581;

iii. the balance of net funds to make investments in capital expenditures.

The value of the financial debt is based on its amortised cost calculated as cash flows discounted at an effective rate of 7.088%.
During 2022 and 2021, the Company repurchased its marketable debt for a nominal value of USD 29.7 million and USD 4.8 million for which it paid Ps. 2,452,516 and Ps. 1,869,224, respectively. These transactions generated a result of (Ps. 1,030,169) and (Ps. 806,841) respectively, recognized in the financial results of the Statement of Income.

Other financial liabilities

As of December 31, 2022, Other financial liabilities includes:

Currency	Amount (in thousands)	Interest rate	Expiration date
USD	1,797	5.75% - 7.75%	Between May and September 2023
Euros	284	3.05% - 3.85%	April / May 2023
USD	8,000	4.30%	August 2023

Bank loans

On March 31, 2022, the subsidiary Telcosur, took a loan for US$24 million. The main terms of said loan are:

Amount in US$	24.000.000
Interest rate	1.5% annual
Amortizacion date	January 25, 2024
Interest payment frequency	To the expiration
Guarantee	Fixed term in foreign currency (1)

(1)	Included as “Non-current financial assets measured at amortised cost”.

Covenants

As of December 31, 2022, the Company has complied with a series of restrictions derived from its current financial agreements, which include, among others, those related to obtaining new loans, payment of dividends, granting of guarantees, disposal of certain assets and make certain transactions with related parties.

he Company may contract new debts under the following conditions, among others:

a. To the extent that after the new debt has been incurred (i) the consolidated coverage ratio (calculated as the quotient of the consolidated adjusted EBITDA -earnings before financial results, income tax, depreciation and amortization- and the consolidated interest expense) is equal or higher than 2.0:1; and (ii) the consolidated debt ratio (calculated as the quotient of the consolidated debt and the consolidated EBITDA) is equal to or lower than 3.75:1.

b. For the refinancing of the outstanding financial debt.

c. Originated by customer advances.

The Company may pay dividends under the following conditions: (i) the Company is not in default under 2018 Notes, and (ii) immediately after any dividend payment, the Company may incur new debts according to the provisions in point a. of the preceding paragraph.

Lease liability

Corresponds to the financing obtained for the acquisition of the corresponding assets to the treatment and compression plant located in the area of Río Neuquén. Said agreement was concluded on August 11, 2016 with Petrobras (currently Pampa Energía) and consists of the payment of 119 consecutive monthly installments of U.S.$ 623,457 without taxes and an option to purchase for the same amount payable at the end of the 120th month of the effectiveness of the contract.